Significant Differences Between Generally Accepted Accounting Policies in the United Kingdom (UK GAAP) and those of the United States (US GAAP) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Summary of the Impact of the Conversion to US GAAP on the Company's Net Income , Shareholders Funds & Statement of Cashflows

The impact of the conversion to US GAAP on net income in the periods ending 30 September 2022 and 30 September 2021 is as follows:

	30 Sep 22 £	30 Sep 21 £
Loss for the financial period as reported under UK GAAP	(10,046,718)	4,560,946
Reversal of amortisation of goodwill (d)	2,617,635	2,553,677
Amortisation of separately recognised intangible assets arising on business combinations (a)	(60,971)	(61,429)
Additional amortisation of intangible asset grossed up for deferred tax under US GAAP (n)	(467,593)	—
Reclassification of asset acquisition as business combination (g)	956,172	956,172
Reversal of equity method investment amortisation (h)	535,338	532,435
Amortisation of additional intangible assets within equity method investments (i)	(328,911)	(374,592)
Release of deferred tax on equity method amortisation above (i)	62,236	71,023
Recognition of excess losses against loans provided to certain equity method investees (k)	(219,128)	(262,107)
Revenue recognition adjustments (m)	(1,076,087)	(90,827)
Impact of GAAP differences on results of equity method investments (l)	(221,635)	—
Deferred tax (expense)/benefit (0)	648,771	(3,965,949)

Net income under US GAAP	(7,600,891)	3,919,349
Net income attributable to non-controlling interest under US GAAP	8,652	(540,135)

Net income attributable to shareholders’ of the parent company under US GAAP	(7,592,239)	3,379,214

The impact of the conversion to US GAAP on shareholders funds as at 30 September 2022 and 31 December 2021 is as follows:

	2022 £	2021 £
Shareholders funds as at 30 September 2022 and 31 December 2021 as reported under UK GAAP	48,391,408	56,305,169
Reversal of amortisation of goodwill (d)	21,692,608	19,074,973
Impact on goodwill of additional deferred tax liabilities recognised on acquisition (a)	5,284,823	5,284,823
Impact on intangible assets of additional deferred tax liabilities recognised on asset acquisition (o)	12,827,094	—
Amortisation of separately recognised intangible assets arising on business combinations (a)	(687,389)	(626,418)
Additional amortisation of intangible asset grossed up for deferred tax under US GAAP (n)	(467,593)	—
Reclassification of asset acquisition as business combination ( g)	4,780,860	3,824,688
Fair value adjustments on step acquisitions (f)	11,471,931	11,471,931
Acquisition costs and fair value adjustments to deferred consideration previously capitalised (b) & (c)	(1,695,685)	(1,695,685)
Fair value adjustments on non-controlling interests (e)	10,933,918	10,933,918
Revenue recognition adjustments (m)	(2,039,661)	(963,574)
Reversal of equity method investment amortisation (h)	4,564,243	4,028,905
Accumulated amortisation of additional intangible assets within equity method investments (i)	(5,684,351)	(5,355,440)
Release of deferred tax on equity method amortisation above (i)	1,078,926	1,016,690
Additional impairment of investment in joint venture (j)	(254,152)	(254,152)
Recognition of excess losses against loans provided to certain equity method investees (k)	(1,876,103)	(1,611,431)
Impact of GAAP differences on results of equity method investments (l)	—	221,635
Deferred taxes (p)	(18,947,266)	(6,768,943)
Cumulative translation adjustments on all of the above	1,761,311	323,116

Shareholders funds as at 30 September 2022 and 31 December 2021 under US GAAP	91,134,922	95,210,205
Non-controlling interest	(5,103)	(13,475)

Total equity attributable to shareholders’ of the parent company under US GAAP	91,129,819	95,196,730

The impact of the conversion to US GAAP on the Company’s statement of cashflows for the periods ended 30 September 2022 and 2021 is as follows:

	30 Sep 2022 £	30 Sep 2021 £
Operating activities

Net cash from operating activities per UK GAAP	1,085,801	6,055,053
Reclassification of interest received from investing activities	93,090	40,966
Reclassification of interest paid from financing activities	(3,167,353)	(476,958)

Net cash from operating activities per US GAAP	(1,988,462)	5,619,061

Investing activities

Net cash used in investing activities per UK GAAP	706,684	(5,019,607)
Reclassification of interest received to operating activities	(93,090)	(40,966)
Reclassification of transactions between equity holders	15,615	1,596,107

Net cash used in investing activities per US GAAP	629,209	(3,464,466)

Financing activities

Net cash (used in)/ from financing activities per UK GAAP	(3,294,527)	456,865
Reclassification of interest paid to operating activities	3,167,353	476,958
Reclassification of transactions between equity holders	(15,615)	(1,596,107)

Net cash (used in)/ from financing activities per US GAAP	(142,789)	(662,284)

Net change in cash and cash equivalents from UK to US GAAP	—	—

The impact of the conversion to US GAAP on net income in the periods ending 31 December 2021, 2020 and 2019 is as follows:

	2021 £	2020 £	2019 £
Profit/(loss) for the financial year as reported under UK GAAP	1,947,874	(3,377,191)	(3,733,094)
Reversal of amortisation of goodwill (d)	3,429,870	3,488,827	2,836,126
Amortisation of separately recognised intangible assets arising on business combinations (a)	(81,761)	(82,850)	(461,807)
Reclassification of asset acquisition as business combination (g)	1,274,896	1,274,896	1,274,896
Expense acquisition costs previously capitalised (b)	—	—	(380,290)
Fair value adjustments on step acquisitions (f)	—	—	10,021,062
Reversal of equity method investment amortisation (h)	710,194	715,400	690,987
Amortisation of additional intangible assets within equity method investments (i)	(485,647)	(660,093)	(824,297)
Release of deferred tax on equity method amortisation above (i)	91,967	125,104	156,393
Additional impairment of investment in joint venture (j)	—	—	(254,152)
Recognition of excess losses against loans provided to certain equity method investees (k)	(126,797)	(183,224)	(603,290)
Revenue recognition adjustments (m)	(609,183)	161,990	(516,381)
Fair value adjustment to deferred consideration (c)	—	(63,001)	(111,242)
Impact of GAAP differences on results of equity method investments (1)	221,635	(4,497,520)	4,457,782
Deferred tax (expense)/benefit (n)	(3,870,387)	501,961	1,890,505

Net income under US GAAP	2,502,661	(2,595,701)	14,443,198
Net income attributable to non-controlling interest under US GAAP	(590,120)	(1,246,901)	(948,405)

Net income attributable to shareholders’ of the parent company under US GAAP	1,912,541	(3,842,602)	13,494,793

The impact of the conversion to US GAAP on shareholders funds as at 31 December 2021 and 2020 is as follows:

	2021 £	2020 £
Shareholders funds as at 31 December 2021, 2020 and 2019 as reported under UK GAAP	56,305,169	62,387,395
Reversal of amortisation of goodwill (d)	19,074,973	15,645,102
Impact on goodwill of additional deferred tax liabilities recognised on acquisition (a)	5,284,823	5,284,823
Amortisation of separately recognised intangible assets arising on business combinations (a)	(626,418)	(544,657)
Reclassification of asset acquisition as business combination ( g)	3,824,688	2,549,792
Acquisition costs and fair value adjustments to deferred consideration previously capitalised (b) & (c)	(1,695,685)	(1,695,685)
Fair value adjustments on step acquisitions (f)	11,471,931	11,471,931
Fair value adjustments on non-controlling interests (e)	10,933,918	10,933,918
Revenue recognition adjustments (m)	(963,574)	(354,391)
Reversal of equity method investment amortisation (h)	4,028,905	3,318,711
Accumulated amortisation of additional intangible assets within equity method investments (i)	(5,355,440)	(4,869,793)
Release of deferred tax on equity method amortisation above (i)	1,016,690	924,724
Additional impairment of investment in joint venture (j)	(254,152)	(254,152)
Recognition of excess losses against loans provided to certain equity method investees (k)	(1,611,431)	(1,519,133)
Impact of GAAP differences on results of equity method investments (1)	221,635
Deferred taxes (n)	(6,768,943)	(2,900,089)
Cumulative translation adjustments on all of the above	323,116	441,843

Shareholders funds as at 31 December 2021 , 2020 and 2019 under US GAAP	95,210,205	100,820,339
Non-controlling interest	(13,475)	(11,254,993)

Total equity attributable to shareholders’ of the parent company under US GAAP	95,196,730	89,565,346

The impact of the conversion to US GAAP on the Company’s statement of cashflows for the years ended 31 December 2021, 2020 and 2019 is as follows:

	2021 £	2020 £	2019 £

Operating activities

Net cash from operating activities per UK GAAP Reclassification of interest received from investing	14,451,786	3,330,423	2,460,296
activities	43,210	59,402	10,206
Reclassification of interest paid from financing activities	(912,769)	(628,992)	(739,273)
Net cash from operating activities per US GAAP	13,582,227	2,760,833	1,731,229

Investing activities

Net cash used in investing activities per UK GAAP Reclassification of interest received to operating	(9,746,698)	(2,502,279)	(14,039,229)
activities	(43,210)	(59,402)	(10,206)
Reclassification of transaction between equity holders	6,326,146	—	—
Net cash used in investing activities per US GAAP	(3,463,762)	(2,561,681)	(14,049,435)

Financing activities

Net cash from financing activities per UK GAAP Reclassification of interest paid to operating	(38,748)	422,543	5,588,869
activities	912,769	628,992	739,273
Reclassification of transaction between equity holders	(6,326,146)	—	—
Net cash from financing activities per US GAAP	(5,452,125)	1,051,535	6,328,142

Net change in cash from UK to US GAAP	—	—	—

Summary of Reconciliation of the Income Tax Expense/(Credit) Under UK GAAP to US GAAP

	2021	2020	2019
	£	£	£
Profit/(loss) on ordinary activities before taxation	1,411,413	(3,692,354)	(3,222,070)

Profit/(loss) on ordinary activities by rate of tax	268,168	(701,547)	(612,193)
Adjustment to tax charge in respect of prior periods	(19,964)	12,307	(2,098)
Effect of expenses not deductible for tax purposes	1,672,344	369,791	—
Effect of capital allowances and depreciation	52,978	3,298	420,326
Effect of revenue exempt from tax	(3)	(125,015)	(15,960)
Effect of different overseas tax rates on some earnings	(193,301)	(218,185)	(3,893)
Utilisation of tax losses	(422,151)	(95,239)	(304,019)
Unused tax losses	402,001	1,235,991	(110,440)
Gain/(loss) on disposal not taxable	28,173	(99,993)	913,825
Amortisation arising on consolidation	651,675	662,877	(26,736)
Recognition of DTAs for previously unrecognised losses	(2,589,487)	(1,292,391)	538,864
Effect of change in UK tax rates	(156,063)	—	(322,603)
Specific tax allowance in US subsidiary	—	(98,199)	(98,829)
Income from associates and JV’s not taxable in group	(230,831)	31,142	134,780

Tax on profit/(loss)	(536,461)	(315,163)	511,024

Summary of Reconciliation of the Deferred Tax Asset/(Liability) Under UK GAAP to US GAAP
The deferred tax account consists of the tax effect of timing differences in respect of:

	30 Sep 22	31 Dec 21
	£	£
Accelerated capital allowances	(35,748)	(41,829)
Unused tax losses	3,916,736	3,512,706
Business combinations	(2,016,653)	(1,916,404)
Corporate interest restriction	320,882	—
Accrued expenses not yet tax deductible	614,631	197,887
Specific allowance in US subsidiary	363,964	393,731

	3,163,812	2,146,091

Change in Accounting Method Accounted for as Change in Estimate [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Summary of Reconciliation of the Income Tax Expense/(Credit) Under UK GAAP to US GAAP
A reconciliation of the income tax expense/(credit) under UK GAAP to US GAAP is given below.

	30 Sep 22 £	30 Sep 21 £
Income tax expense/(credit) under UK GAAP	(654,170)	(613,258)

Recognition of deferred taxes in respect of non-tax adjustments (1)	(648,771)	1,548,118
Impact of a transaction in the subsequent events window on UK deferred tax assets (2)	—	2,417,831

Total adjustment to deferred tax expense/(benefit)	(648,771)	3,965,949

Income tax expense/(credit) US GAAP	(1,302,941)	3,352,691

A reconciliation of the income tax expense/(credit) under UK GAAP to US GAAP is given below.

	2021 £	2020 £	2019 £

Income tax expense/(credit) under UK GAAP	(536,461)	(315,163)	511,024
Recognition of deferred taxes in respect of non-tax adjustments, other than the effect below (1)	(263,270)	(31,320)	(15,497)
Recognition of deferred tax asset in respect of losses due to recognition of deferred tax liabilities (2)	—	—	(1,793,000)
Recognition of French deferred tax asset in respect of losses due to recognition of deferred tax liabilities above (2)	(29,574)	(95,454)	(40,362)
Impact of change in UK tax rate on deferred tax assets and liabilities recognised under US GAAP (3)	1,745,400	585,000	—
Impact of change in French tax rate on deferred tax liabilities recognised under US GAAP (5)	—	—	(41,646)
Deferred tax assets no longer supported by deferred taxes from non-tax adjustments (4)	—	1,457,644	—

Total deferred taxes in respect of non-tax adjustments	1,452,556	1,915,870	(1,890,505)
Impact of a transaction in the subsequent events window on UK deferred tax assets (5)	2,417,831	(2,417,831)	—

Total adjustment to deferred tax expense/(benefit)	3,870,387	(501,961)	(1,890,505)

Income tax expense/(credit) US GAAP	3,333,926	(817,124)	(1,379,481)

Summary of Reconciliation of the Deferred Tax Asset/(Liability) Under UK GAAP to US GAAP
A reconciliation of the deferred tax asset/(liability) under UK GAAP to US GAAP is given below.

	30 Sep 22 £	31 Dec 21 £
Deferred tax asset/(liability) under UK GAAP	3,163,812	2,146,091

Recognition of deferred taxes in respect of non-tax adjustments (1)	(6,120,172)	(6,768,943)
Impact of additional deferred tax arising on asset acquisition (3)	(12,827,094)	—

Total adjustment to deferred tax asset/(liability)	(18,947,266)	(6,768,943)

Deferred tax asset/(liability) under US GAAP	(15,783,454)	(4,622,852)

A reconciliation of the deferred tax asset/(liability) under UK GAAP to US GAAP is given below.

	202 1 £	2020 £
Deferred tax asset/(liability) under UK GAAP	2,146,091	791,503
Impact of a transaction in the subsequent events window on UK deferred tax assets (5)	—	2,417,831
Recognition of deferred taxes in respect of non-tax adjustments	(6,768,943)	(5,317,920)

Total adjustment to deferred tax asset/(liability)	(6,768,943)	(2,900,089)

Deferred tax asset/(liability) under US GAAP	(4,622,852)	(2,108,586)